Mortgage Banking Activities	12 Months Ended
Dec. 31, 2015
Mortgage Banking Activities [Abstract]
Mortgage Banking Activities

Note 9: Mortgage Banking Activities
Mortgage banking activities, included in the Community Banking and Wholesale Banking operating segments, consist of residential and commercial mortgage originations, sale activity and servicing.
We apply the amortization method to commercial MSRs and apply the fair value method to residential MSRs. Table 9.1 presents the changes in MSRs measured using the fair value method.

Table 9.1: Analysis of Changes in Fair Value MSRs

	Year ended December 31,
(in millions)	2015	2014	2013
Fair value, beginning of year	$12,738	15,580	11,538
Servicing from securitizations or asset transfers	1,556	1,196	3,469
Sales and other (1)	(9)	(7)	(583)
Net additions	1,547	1,189	2,886
Changes in fair value:
Due to changes in valuation model inputs or assumptions:
Mortgage interest rates (2)	247	(2,150)	4,362
Servicing and foreclosure costs (3)	(83)	(20)	(228)
Discount rates (4)	—	(55)	—
Prepayment estimates and other (5)	50	103	(736)
Net changes in valuation model inputs or assumptions	214	(2,122)	3,398
Other changes in fair value (6)	(2,084)	(1,909)	(2,242)
Total changes in fair value	(1,870)	(4,031)	1,156
Fair value, end of year	$12,415	12,738	15,580

(1)	Includes sales and transfers of MSRs, which can result in an increase of total reported MSRs if the sales or transfers are related to nonperforming loan portfolios.

(2)	Includes prepayment speed changes as well as other valuation changes due to changes in mortgage interest rates (such as changes in estimated interest earned on custodial deposit balances).

(3)	Includes costs to service and unreimbursed foreclosure costs.

(4)	Reflects discount rate assumption change, excluding portion attributable to changes in mortgage interest rates.

(5)
Represents changes driven by other valuation model inputs or assumptions including prepayment speed estimation changes and other assumption updates. Prepayment speed estimation changes are influenced by observed changes in borrower behavior and other external factors that occur independent of interest rate changes.

(6)	Represents changes due to collection/realization of expected cash flows over time.

Table 9.2 presents the changes in amortized MSRs.

Table 9.2: Analysis of Changes in Amortized MSRs

	Year ended December 31,
(in millions)	2015	2014	2013
Balance, beginning of year	$1,242	1,229	1,160
Purchases	144	157	176
Servicing from securitizations or asset transfers	180	110	147
Amortization	(258)	(254)	(254)
Balance, end of year (1)	$1,308	1,242	1,229
Fair value of amortized MSRs:
Beginning of year	$1,637	1,575	1,400
End of year	1,680	1,637	1,575

(1)
Commercial amortized MSRs are evaluated for impairment purposes by the following risk strata: agency (GSEs) and non-agency. There was no valuation allowance recorded for the periods presented on the commercial amortized MSRs.

We present the components of our managed servicing portfolio in Table 9.3 at unpaid principal balance for loans serviced and subserviced for others and at book value for owned loans serviced.

Table 9.3: Managed Servicing Portfolio

(in billions)	Dec 31, 2015	Dec 31, 2014
Residential mortgage servicing:
Serviced for others	$1,300	1,405
Owned loans serviced	345	342
Subserviced for others	4	5
Total residential servicing	1,649	1,752
Commercial mortgage servicing:
Serviced for others	478	456
Owned loans serviced	122	112
Subserviced for others	7	7
Total commercial servicing	607	575
Total managed servicing portfolio	$2,256	2,327
Total serviced for others	$1,778	1,861
Ratio of MSRs to related loans serviced for others	0.77%	0.75

Table 9.4 presents the components of mortgage banking noninterest income.

Table 9.4: Mortgage Banking Noninterest Income

		Year ended December 31,
(in millions)		2015	2014	2013
Servicing income, net:
Servicing fees:
Contractually specified servicing fees		$4,037	4,285	4,442
Late charges		198	203	216
Ancillary fees		288	319	343
Unreimbursed direct servicing costs (1)		(625)	(694)	(1,074)
Net servicing fees		3,898	4,113	3,927
Changes in fair value of MSRs carried at fair value:
Due to changes in valuation model inputs or assumptions (2)	(A)	214	(2,122)	3,398
Other changes in fair value (3)		(2,084)	(1,909)	(2,242)
Total changes in fair value of MSRs carried at fair value		(1,870)	(4,031)	1,156
Amortization		(258)	(254)	(254)
Net derivative gains (losses) from economic hedges (4)	(B)	671	3,509	(2,909)
Total servicing income, net		2,441	3,337	1,920
Net gains on mortgage loan origination/sales activities		4,060	3,044	6,854
Total mortgage banking noninterest income		$6,501	6,381	8,774
Market-related valuation changes to MSRs, net of hedge results (2)(4)	(A)+(B)	$885	1,387	489

(1)	Primarily associated with foreclosure expenses and unreimbursed interest advances to investors.

(2)	Refer to the changes in fair value of MSRs table in this Note for more detail.

(3)	Represents changes due to collection/realization of expected cash flows over time.

(4)	Represents results from economic hedges used to hedge the risk of changes in fair value of MSRs. See Note 16 (Derivatives Not Designated as Hedging Instruments) for additional discussion and detail.

Table 9.5 summarizes the changes in our liability for mortgage loan repurchase losses. This liability is in “Accrued expenses and other liabilities” in our consolidated balance sheet and the provision for repurchase losses reduces net gains on mortgage loan origination/sales activities in "Mortgage banking" in our consolidated income statement. Because the level of mortgage loan repurchase losses depends upon economic factors, investor demand strategies and other external conditions that may change over the life of the underlying loans, the level of the liability for mortgage loan repurchase losses is difficult to estimate and requires considerable management judgment. We maintain regular contact with the GSEs, the Federal Housing Finance Agency (FHFA), and other significant investors to monitor their repurchase demand practices and issues as part of our process to update our repurchase liability estimate as new information becomes available. The Company reached settlements with both FHLMC and FNMA in 2013, that resolved substantially all repurchase liabilities associated with loans sold to FHLMC prior to January 1, 2009 and loans sold to FNMA that were originated prior to January 1, 2009.
Because of the uncertainty in the various estimates underlying the mortgage repurchase liability, there is a range of losses in excess of the recorded mortgage repurchase liability that is reasonably possible. The estimate of the range of possible loss for representations and warranties does not represent a probable loss, and is based on currently available information, significant judgment, and a number of assumptions that are subject to change. The high end of this range of reasonably possible losses exceeded our recorded liability by $293 million at December 31, 2015, and was determined based upon modifying the assumptions (particularly to assume significant changes in investor repurchase demand practices) used in our best estimate of probable loss to reflect what we believe to be the high end of reasonably possible adverse assumptions. Our estimate of reasonably possible losses decreased in 2015 as court rulings during the year provided a better understanding of our exposure to repurchase risk.

Table 9.5: Analysis of Changes in Liability for Mortgage Loan Repurchase Losses

	Year ended December 31,
(in millions)	2015	2014	2013
Balance, beginning of year	$615	899	2,206
Provision for repurchase losses:
Loan sales	43	44	143
Change in estimate (1)	(202)	(184)	285
Net additions (reductions)	(159)	(140)	428
Losses (2)	(78)	(144)	(1,735)
Balance, end of year	$378	615	899

(1)	Results from changes in investor demand, mortgage insurer practices, credit and the financial stability of correspondent lenders.

(2)
Year ended December 31, 2013, reflects $746 million and $508 million as a result of the settlements reached with FHLMC and FNMA, respectively, that resolved substantially all repurchase liabilities associated with loans sold to FHLMC prior to January 1, 2009 and loans sold to FNMA that were originated prior to January 1, 2009.